Commitments and Contingencies - Schedule of Contingent Liabilities (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)	Dec. 31, 2023 AED (د.إ)
Schedule of Contingent Liabilities [Line Items]
Labor guarantees	$ 34,041	د.إ 125,000	$ 34,041	د.إ 125,000	د.إ 125,000